Goodwill and Other Intangible Assets - Summary of Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
2019	$ 103,754
2020	93,200
2021	89,240
2022	84,410
2023	73,552
Thereafter	471,297
Total	$ 915,453	$ 796,348